Debt (Tables)	12 Months Ended
Jun. 30, 2017
Components of Indebtedness

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2017		June 30, 2016
	Current	Long Term	Current	Long Term
Fourth Amended and Restated Credit Agreement
Revolving credit facility	$—	$172,088	$—	$120,129
Convertible Debentures	—	123,295	—	117,696
Senior Secured Notes	—	—	—	35,000
Less: unamortized debt issuance costs on the Convertible Debentures and Senior Secured Notes	—	(4,036)	—	(3,153)

	$—	$291,347	$—	$269,672

Maturities of long-term Debt

Maturities of long-term debt are as follows:

	Fourth Amended	Convertible
	Credit Facility	Debentures	Total
Year ending June 30,
2018	$—	$—	$—
2019	—	57,795	57,795
2020	—	—	—
2021	—	—	—
2022	172,088	65,500	237,588
Thereafter	—	—	—

	$172,088	$123,295	$295,383